Fair Value Measurements - Measurement - September 2024 Convertible Note (Details) - September 2024 Convertible Note	9 Months Ended
Sep. 30, 2024 $ / shares
Fair Value Measurements
Percentage recovery under default	44.00%
Risk-free interest rate
Fair Value Measurements
Measurement input of notes payable	0.0375
Expected term (years)
Fair Value Measurements
Measurement input of notes payable	1.50
Volatility
Fair Value Measurements
Measurement input of notes payable	1.1400
Stock price
Fair Value Measurements
Measurement input of notes payable	1.49
Note calibration discount
Fair Value Measurements
Measurement input of notes payable	0.1880